Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 256,997	$ 655,344	$ 516,317	$ 1,275,573	$ 6,987,474	$ 6,779,057
Cost of revenue	45,570	95,683	129,357	130,830	5,666,544	4,310,750
Gross profit	211,427	559,661	386,960	1,144,743	1,320,930	2,468,307
Operating expenses:
Personnel costs	1,789,986	1,306,007	2,774,665	2,563,441	4,570,206	37,114,485
Professional fees	2,305,847	1,112,310	5,509,896	1,852,238	6,741,837	6,613,546
General and administrative	674,543	964,502	971,194	1,301,830	9,484,681	9,012,673
Depreciation and amortization	1,330,745	1,392,158	2,615,728	2,797,638	5,691,322	5,601,374
Total operating expenses	6,101,121	4,774,977	11,871,483	8,515,147	26,488,046	58,342,078
Loss from operations	(5,889,694)	(4,215,316)	(11,484,523)	(7,370,404)	(25,167,116)	(55,873,771)
Other expenses
Interest expense	121,815	41,142	224,031	41,165	376,110	764,839
Other expense	(43,992)	(399)	8,684	58,472	136,429	3,721,291
Total other expenses, net	77,823	40,743	232,715	99,637	512,539	4,486,130
Net loss before income tax	(5,967,517)	(4,256,059)	(11,717,238)	(7,470,041)	(25,679,655)	(60,359,901)
Income tax expense (benefit)	4,150		8,300		60,000	23,364
Net loss	(5,971,667)	(4,256,059)	(11,725,538)	(7,470,041)	(25,739,655)	(60,383,265)
Other comprehensive loss
Foreign currency translation adjustment, net	46,971	(34,256)	149,185	(148,351)	(70,273)	4,277
Comprehensive loss	(5,924,696)	(4,290,315)	(11,576,353)	(7,618,392)	(25,809,928)	(60,378,988)
Net income attributable to noncontrolling interest	(44,625)	72,227	(101,946)	139,867	272,613	379,916
Net loss attributable to Lottery.com Inc.	$ (5,969,321)	$ (4,218,088)	$ (11,678,299)	$ (7,478,525)	$ (25,537,315)	$ (59,999,072)
Net loss per common share
Net loss per common share, basic	$ (1.47)	$ (1.67)	$ (2.65)	$ (2.96)	$ (9.84)	$ (23.79)
Net loss per common share, diluted	$ (1.47)	$ (1.67)	$ (2.65)	$ (2.96)	$ (9.84)	$ (23.79)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	4,068,795	2,527,045	4,408,843	2,527,045	2,596,493	2,522,175
Weighted average common shares outstanding, diluted	4,068,795	2,527,045	4,408,843	2,527,045	2,596,493	2,522,175